Assets and liabilities held for sale - Schedule of discontinued operation result (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Equity income		R$ 273,875	R$ 45,419